January 1, 2012

Advantage Funds, Inc.

-Dreyfus Global Absolute Return Fund

-Dreyfus Global Real Return Fund

-Dreyfus International Value Fund

-Dreyfus Opportunistic Midcap Value Fund

-Dreyfus Opportunistic Small Cap Fund

-Dreyfus Strategic Value Fund

-Dreyfus Structured Midcap Fund

-Dreyfus Technology Growth Fund

-Dreyfus Total Return Advantage Fund

-Global Alpha Fund

Dreyfus Growth and Income Fund, Inc.

Dreyfus Index Funds, Inc.

-Dreyfus International Stock Index Fund

-Dreyfus S&P 500 Index Fund

-Dreyfus Smallcap Stock Index Fund

Dreyfus International Funds, Inc.

-Dreyfus Brazil Equity Fund

-Dreyfus Emerging Markets Fund

Dreyfus Manager Funds I

-Dreyfus Alpha Growth Fund

-Dreyfus Research Core Fund

-Dreyfus MidCap Core Fund

Dreyfus Manager Funds II

-Dreyfus Balanced Opportunity Fund

Dreyfus Midcap Index Fund, Inc.

Dreyfus Money Market Instruments, Inc.

Dreyfus Research Growth Fund, Inc.

The Statement of Additional Information for the funds listed above, dated May 1, 2011, as revised or amended July 1, 2011, August 1, 2011, October 1, 2011, November 1, 2011 and January 1, 2012 is effective only with respect to these funds, notwithstanding information appearing therein that relates to other funds, which information is of no effect.  Information on such other funds may be obtained by calling your financial adviser, or writing to a fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visiting www.dreyfus.com  or calling 1-800-DREYFUS (1-516-794-5452 outside the U.S.).